Offerings	Jun. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Other
Security Class Title	Units, each consisting of 1 Shares of Common Stock, $0.0001 par value, and 1 redeemable warrant
Amount Registered | shares	6,666,666.67
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Each Unit consists of one share of Common Stock, par value $0.0001 per share, and one warrant to purchase one share of Common Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Redeemable warrants included as part of the units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the redeemable warrants included as part of the units
Maximum Aggregate Offering Price	$ 11,666,666.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,611.17
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter's Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the underwriter's warrant to purchase up to 5% of the total number of securities sold in the offering. The underwriter's warrant will have an exercise price equal to 125% of the public offering price of the Units sold in this offering, and may be exercised on a cashless basis.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Underwriter's Warrants
Maximum Aggregate Offering Price	$ 62,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8.63
Offering Note	Represents shares of Common Stock underlying the underwriter's warrant to purchase up to 5% of the total number of securities sold in the offering. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.